NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
NET LOSS PER SHARE
2.	NET LOSS PER SHARE

Basic loss per share is determined by dividing loss attributable to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share is determined by dividing loss attributable to common shareholders by diluted weighted average shares outstanding during the period. Diluted weighted average shares reflect the dilutive effect, if any, of potential common shares. To the extent their effect is dilutive, employee equity awards and warrants, based on the treasury stock method, are included in the calculation of diluted earnings per share. For the nine months ended September 30, 2014 and 2013, all potential common shares were anti-dilutive due to the net loss and were excluded from the diluted net loss per share calculations.

The calculations of net loss attributable to common shareholders and of basic and diluted net loss per share are as follows:

	For the nine months ended September 30,
	2014	2013
Basic earnings per share calculation:
Numerator
Net loss	$(5,477)	$(9,259)
Series A preferred stock dividends	—	(1,810)
Series B preferred stock dividends	—	(1,556)
Series C preferred stock dividends	—	(321)

Net loss attributable to common shareholders	$(5,477)	$(12,946)

Denominator
Weighted average common shares outstanding- basic and diluted	18,919,146	850,950
Net loss per share- basic and diluted	$(0.29)	$(15.21)

As described in Note 10, the Company completed a reverse stock split effective April 16, 2014. As such, the SEC’s Staff Accounting bulletin (“SAB”) 4c required the Company to retrospectively present and disclose the reverse stock split as if it were effective at each period presented. As a result, all share and per share data have been retroactively adjusted to give effect to this reverse stock split.

The following potentially dilutive securities were excluded from the calculation of diluted weighted average shares outstanding because they were considered anti-dilutive due to the Company’s loss position. Preferred shares were convertible to common shares in the ratio of 1 share of common shares for every 11.609 shares of preferred stock. All of the outstanding preferred stock was converted to common shares during 2013:

	September 30, 2014	September 30, 2013
Common share options	2,461,275	11

Total potentially dilutive securities	2,461,275	11

As described in Note 10 the Company has 367,500 placement agent options outstanding as of September 30, 2014. In addition, as described in Note 11, the Company has 2,057,810 and 35,938 options outstanding as of September 30, 2014 related to the 2014 NPS Corp. and the Mira III plans, respectively. Such options are considered to be potentially dilutive securities.